Other Payables and Accrued Liabilities (Details) - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Other Payables and Accrued Liabilities [Abstract]
Advances from former shareholder	[1]	$ 141,253	$ 363,652
Salary payables		166,584	214,103
Interest payables		95,394	116,210
Accrued professional fees		150,733	63,344
Accrued rent for lease under one year		37,676	24,676
Others		38,817	26,343
Total		$ 630,457	$ 808,328

[1]	The advances are provided by a former shareholder, Shanghai Fengshui which the Company has been paid back in fiscal year 2020.